Promissory Notes (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Notes Payable

The following tables shows the balance of the notes payable as of December 31, 2020 and 2019:

Balance as at December 31, 2018	$287,425
Payment	(19,544)
Balance as at December 31, 2019	$267,881
Reclassification	99,177
Balance as at December 31, 2020	$367,058

Schedule of Secured Notes Payable

The amounts repayable under promissory notes and secured promissory notes at December 31, 2020 and 2019 are as follows:

	2020	2019
Balance owing	$367,058	$267,881
Less amounts due within one year	(367,058)	(267,881)
Long-term portion	$-	$-